Fair Value Measurements (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, assets	$ 149	$ 1,653
Transfers out of level 1 to level 2, assets	111	156
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, liabilities	556	717
Transfers out of level 1 to level 2, liabilities	3,543
Trading loans, securities and other [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1, assets	850	666
Transfers out of level 1 to level 2, assets	$ 4,599	$ 139